Concentrations of Credit Risk	12 Months Ended
Dec. 31, 2023
Concentrations of Credit Risk [Abstract]
Concentrations of Credit Risk

(22) Concentrations of Credit Risk

Concentration risks

Customers accounting for 10% or more of total net revenues excluding estimated renewal commissions are as follows:

	Year ended December 31,
	2021	% of sales	2022	% of sales	2023	% of sales
	RMB		RMB		RMB
Sinatay Life Insurance Co., Ltd. (“Sinatay”)	451,840	15.0%	497,143	19.6%	438,026	15.3%
Aeon Life Insurance Co., Ltd. (“Aeon”).	437,132	14.5%	*	*	295,217	10.3%
Huaxia Life Insurance Company Limited (“Huaxia”)	323,800	10.7%	*	*	*	*
Subtotal	1,212,772	40.2%	497,143	19.6%	733,243	25.6%

*	represented less than 10% of total net revenues for the year.

Customers which accounted for 10% or more of gross accounts receivable excluding estimated renewal commissions are as follows:

	As of December 31,
	2022	%	2023	%
	RMB		RMB
Sinatay	124,847	23.4%	57,119	14.7%
Greatwall Life Insurance Co., Ltd	85,616	16.0%	63,455	16.3%
Subtotal	210,463	39.4%	120,574	31.0%

*	represented less than 10% of accounts receivable as of the year end.

The Group performs ongoing credit evaluations of its customers and generally does not require collateral on accounts receivable.

The Group places its cash and cash equivalents and short-term investments with financial institutions with low credit risk.